Income Taxes (details) - NOL Carryforwards $ in Millions	Dec. 31, 2016 USD ($)
Brazil [Member]
Net Operating Loss Carryforward
Net operating loss carryforward	$ 8
United Kingdom [Member]
Net Operating Loss Carryforward
Net operating loss carryforward	$ 106